DEBT AND CAPITAL STRUCTURE - Schedule of Net Debt to Adjusted Funds Flow (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Dec. 31, 2025
Borrowings [abstract]
Net Debt	$ 2,999		$ 2,999		$ 2,999	$ 8,292
Cash From (Used in) Operating Activities	5,584	$ 2,131	13,401	$ 5,820	15,809	8,228
Settlement of Decommissioning Liabilities	(63)	(94)	(155)	(198)	(237)	(280)
Net Change in Non-Cash Working Capital	$ 624	$ (241)	$ 170	$ (179)	(52)	(363)
Adjusted funds flow					$ 16,098	$ 8,871
Net Debt to Adjusted Funds Flow (times)					20.00%	90.00%